SUPPLEMENT DATED JUNE 28, 2010
TO PROSPECTUS DATED MAY 1, 2010

Prudential Variable Contract Account GI-2

WITH RESPECT TO

AICPA GROUP VARIABLE UNIVERSAL LIFE

Effective June 28, 2010, AICPA Group Variable Universal Life will add two variable investment options to its fund offerings: the Prudential Small Capitalization Stock and the Lazard Retirement Emerging Markets Equity Portfolio. To support the addition of these funds, the following changes are applicable to the prospectus for AICPA Group Variable Universal Life for certificates effective on or before 12/31/2008:

I.	The second paragraph on the page immediately preceding the Table of Contents is revised as follows:

You may choose to invest your Contract's premiums and its earnings in one or more of 18 variable investment options of the Prudential Variable Contract Account GI-2 (the “Account”).  For a complete list of the variable investment options, their investment objectives, and their investment advisers, see The Funds.

II.	The first sentence of the first paragraph of The Funds section on page 8 is revised as follows:

There are currently 18 variable investment options offered under Group Variable Universal Life.

III.	The following charts replace the existing charts of available investment options on pages 9 and 10:

Portfolios	Objectives	Subadvisers
Prudential Series Fund - Class I Shares
Conservative Balanced	Total investment return consistent with a conservatively managed diversified portfolio.	PIM QMA
Equity	Long-term growth of capital.	Jennison
Flexible Managed	Total return consistent with an aggressively managed diversified portfolio.	PIM QMA
Jennison	Long-term growth of capital.	Jennison
Money Market	Maximum current income consistent with the stability of capital and the maintenance of liquidity.	PIM
Small Capitalization Stock	Long-term growth of capital	QMA
Stock Index	Investment results that generally correspond to the performance of publicly-traded common stocks.	QMA

Investment Subadvisers for the Prudential Series Fund

•	Jennison Associates LLC (“Jennison”)
•	Prudential Investment Management, Inc. (“PIM”)
•	Quantitative Management Associates LLC (“QMA”)

Funds/Portfolios	Objectives	Advisers
Unaffiliated Funds / Portfolios
Dreyfus International Equity Portfolio1	Capital growth.	Dreyfus
Dreyfus Opportunistic Small Cap Portfolio1 ,7	Capital growth.	Dreyfus
DWS High Income VIP2	High level of current income.	Deutsche
Templeton Developing Markets Securities Fund3	Long-term capital appreciation.	Asset Management
Templeton Foreign Securities Fund3	Long-term capital growth.	Investment Counsel
Janus Enterprise Portfolio4	Long-term growth of capital.	Janus Capital
Lazard Retirement Emerging Markets Equity Portfolio5	Long-term capital appreciation.	Lazard
MFS Research Series1	Capital appreciation.	MFS
AMT Short Duration Bond Portfolio6	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.	NBM
T. Rowe Price Equity Income Portfolio	Substantial dividend income as well as long-term growth of capital.	T. Rowe Price
T. Rowe Price Mid Cap Growth Portfolio	Long-term capital appreciation.	T. Rowe Price
1.	Initial Shares
2.	Class A Shares
3.	Class 2 Shares
4.	Institutional Shares
5.	Service Shares
6.	Class I Shares
7.	Formerly Dreyfus VIF – Developing Leaders Portfolio

Investment Advisers for Unaffiliated Funds / Portfolios

•	Deutsche Investment Management Americas Inc. (“Deutsche”)
•	Dreyfus Corporation ("Dreyfus")
•	Janus Capital Management LLC (“Janus Capital”)
•	Lazard Asset Management LLC (“Lazard”)
•	Massachusetts Financial Services Company ("MFS")
•	Neuberger Berman Management Inc. ("NBM")
•	T. Rowe Price Associates, Inc. ("T. Rowe Price")
•	Templeton Investment Counsel, LLC (“Investment Counsel”)
•	Templeton Asset Management Ltd. (“Asset Management”)

IV.	The fourth paragraph of the Service Fees Payable to Prudential section on page 11 is revised as follows:

The following Funds currently pay a 12b-1 fee:

•	Franklin Templeton Developing Markets Securities Fund
•	Franklin Templeton Foreign Securities Fund
•	Lazard Retirement Emerging Markets Equity Portfolio

AICPASUP104 Ed. 6/2010